Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Provisions

	Self- insured liabilities $	Claims $	Lease restoration $	Onerous contracts $	Total $
Balance, beginning of the year	95.8	13.8	12.2	6.4	128.2
Current year provisions	28.2	2.2	1.7	14.4	46.5
Acquisitions	—	9.2	0.5	—	9.7
Paid or otherwise settled	(14.1)	(4.8)	(1.5)	(4.1)	(24.5)
Impact of foreign exchange	(0.4)	—	(0.2)	—	(0.6)
	109.5	20.4	12.7	16.7	159.3
Less current portion	8.5	17.7	2.5	8.0	36.7
Long-term portion	101.0	2.7	10.2	8.7	122.6